Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,427
Acquisitions	23
Balance at end of year	3,331	$ 3,427
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,020	6,007
Acquisitions	23	23
Removed from service	(16)	(30)
Disposals of businesses	(26)
Translation and other, net	(14)	20
Balance at end of year	5,987	6,020
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,593)	(2,489)
Amortization	(119)	(123)
Removed from service	16	30
Disposals of businesses	26
Translation and other, net	14	(11)
Balance at end of year	(2,656)	(2,593)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions		0
Removed from service		0
Disposals of businesses	0
Translation and other, net		0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Amortization		0
Removed from service		0
Disposals of businesses	0
Translation and other, net		0
Balance at end of year		0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	30
Balance at end of year	20	30
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	147	166
Acquisitions	0	2
Removed from service	(7)	(18)
Disposals of businesses	(9)
Translation and other, net	(1)	(3)
Balance at end of year	130	147
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(117)	(123)
Amortization	(10)	(10)
Removed from service	7	18
Disposals of businesses	9
Translation and other, net	1	(2)
Balance at end of year	(110)	(117)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	640
Balance at end of year	557	640
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,844	1,810
Acquisitions	0	21
Removed from service	(3)	0
Disposals of businesses	(17)
Translation and other, net	(9)	13
Balance at end of year	1,815	1,844
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,204)	(1,125)
Amortization	(82)	(81)
Removed from service	3	0
Disposals of businesses	17
Translation and other, net	8	2
Balance at end of year	(1,258)	(1,204)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	98
Balance at end of year	78	98
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	640	639
Acquisitions	0	0
Removed from service	(1)	0
Disposals of businesses	0
Translation and other, net	(1)	1
Balance at end of year	638	640
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(542)	(520)
Amortization	(20)	(21)
Removed from service	1	0
Disposals of businesses	0
Translation and other, net	1	(1)
Balance at end of year	(560)	(542)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	13
Amortization	(119)	(123)
Balance at end of year	30	13
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	743	746
Acquisitions	23	0
Removed from service	(5)	(12)
Disposals of businesses	0
Translation and other, net	(3)	9
Balance at end of year	758	743
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(730)	(721)
Amortization	(7)	(11)
Removed from service	5	12
Disposals of businesses	0
Translation and other, net	4	(10)
Balance at end of year	$ (728)	$ (730)